Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

Pursuant to Section 953(a) of the Dodd-Frank Act and Item 402(v) of SEC Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” (or “CAP”) to the Company’s principal executive officer (“PEO”) and non-PEO NEOs and certain aspects of the financial performance of the Company. The Compensation Committee does not utilize CAP as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, please see our CD&A. As of 2023, we do not use any other financial performance measure to link CAP to the CEO and our other NEOs to the Company’s performance.

							Value of initial fixed $100 investment in:
Year	Summary compensation table total PEO 1(1)	Summary compensation table total PEO 2(1)	Compensation actually paid to CEO 1(1)(2)	Compensation actually paid to CEO 2(1)(2)	Average summary compensation table total for non-CEO NEOs(1)	Average compensation actually paid to non-CEO NEOs(1)(2)	TSR(3)	Peer Group TSR(3)	Net Income (Loss) ($000)(4)
2023	$1,848,758	$1,950,218	$514,962	$591,910	$1,317,925	$258,204	$20	$27	$(73,096)
2022	—	1,004,349	—	988,293	2,029,690	2,172,144	92	36	(99,119)
2021	—	5,068,521	—	5,270,047	2,587,396	2,821,644	118	81	(93,378)

____________

(1)       PEO 1 refers to Birger Steen, our current PEO, and PEO 2 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:

(2)      SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The unvested equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.

	2023			2022		2021
	PEO 1 (Steen)	PEO 2 (Jensen)	Average Non-CEO NEOs	PEO 2 (Jensen)	Average Non-CEO NEOs	PEO 2 (Jensen)	Average Non-CEO NEOs
SCT Total	$1,848,758	$1,950,218	$1,317,925	$1,004,349	$2,029,690	$5,068,521	$2,587,396
Deduction for amounts reported in the “Stock Awards” column in the SCT	—	—	(141,668)	—	(225,000)	—	—
Deduction for amounts reported in the “Option Awards” column in the SCT	(1,502,503)	(1,373,626)	(511,240)	(350,387)	(944,312)	—	(1,863,001)
Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year	168,707	210,500	77,527	—	1,402,940	—	709,058
Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year	—	(110,498)	(440,407)	222,885	(77,121)	—	—
Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year	—	(84,684)	(43,933)	111,446	(14,053)	201,526	—
Fair value of awards that are granted and vested during the covered year	—	—	—	—		—	1,388,190
CAP	$514,962	$591,910	$258,204	$988,293	$2,172,144	$5,270,047	$2,821,644

(3)      TSR is determined based on the end of the year value of $100 invested for the period from July 8, 2021 (the first date our stock began trading on the NYSE) through the end of the listed fiscal year. Peer group companies that began trading after July 8, 2021 were added to the peer group in the subsequent year of its listing. The peer group TSR is the 17 company peer group identified in the CD&A.

(4)      The amounts in this column represent the Company’s disclosed net loss for each reported year.

Peer Group Issuers, Footnote		TSR is determined based on the end of the year value of $100 invested for the period from July 8, 2021 (the first date our stock began trading on the NYSE) through the end of the listed fiscal year. Peer group companies that began trading after July 8, 2021 were added to the peer group in the subsequent year of its listing. The peer group TSR is the 17 company peer group identified in the CD&A.
Non-PEO NEO Average Total Compensation Amount	[1]	$ 1,317,925	$ 2,029,690	$ 2,587,396
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 258,204	2,172,144	2,821,644
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Tabular List, Table
Year	CEO	Non-CEO Named Executive Officers
2023	Tom Einar Jensen, Birger Steen	Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan, Tove Nilsen Ljungquist
2022	Tom Einar Jensen	Oscar K. Brown, Jan Arve Haugan
2021	Tom Einar Jensen	Jan Arve Haugan, Ryuta Kawaguchi

Total Shareholder Return Amount	[3]	$ 20	92	118
Peer Group Total Shareholder Return Amount	[3]	27	36	81
Net Income (Loss)	[4]	$ (73,096)	$ (99,119)	$ (93,378)
PEO Name		Tom Einar Jensen,Birger Steen	Tom Einar Jensen	Tom Einar Jensen
Measure:: 1
Pay vs Performance Disclosure
Name		Oscar K. Brown, Jeremy Bezdek, Andreas Bentzen, Are L. Brautaset, Jan Arve Haugan, Tove Nilsen Ljungquist
Measure:: 2
Pay vs Performance Disclosure
Name			Oscar K. Brown, Jan Arve Haugan
Measure:: 3
Pay vs Performance Disclosure
Name				Jan Arve Haugan, Ryuta Kawaguchi
Birger Steen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	$ 1,848,758
PEO Actually Paid Compensation Amount	[1],[2]	591,910	988,293	5,270,047
Tom Einar Jensen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	[1]	1,950,218	1,004,349	5,068,521
PEO Actually Paid Compensation Amount	[1],[2]	514,962
PEO 1 (Steen) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,848,758
PEO Actually Paid Compensation Amount		514,962
PEO 1 (Steen) [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 1 (Steen) [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,502,503)
PEO 1 (Steen) [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		168,707
PEO 1 (Steen) [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 1 (Steen) [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 1 (Steen) [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 (Jensen) [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,950,218	1,004,349	5,068,521
PEO Actually Paid Compensation Amount		591,910	988,293	5,270,047
PEO 2 (Jensen) [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO 2 (Jensen) [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,373,626)	(350,387)
PEO 2 (Jensen) [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		210,500
PEO 2 (Jensen) [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(110,498)	222,885
PEO 2 (Jensen) [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(84,684)	111,446	201,526
PEO 2 (Jensen) [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Average Non-CEO NEOs [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		1,317,925	2,029,690	2,587,396
PEO Actually Paid Compensation Amount		258,204	2,172,144	2,821,644
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Stock Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(141,668)	(225,000)
Average Non-CEO NEOs [Member] | Deduction for amounts reported in the “Option Awards” column in the SCT [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(511,240)	(944,312)	(1,863,001)
Average Non-CEO NEOs [Member] | Year end fair value of equity awards granted during the year that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		77,527	1,402,940	709,058
Average Non-CEO NEOs [Member] | Change in fair value of awards granted in prior years that are outstanding and unvested as of the last day of the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(440,407)	(77,121)
Average Non-CEO NEOs [Member] | Change in the fair value from the end of the prior year to the vesting date for vested awards during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(43,933)	$ (14,053)
Average Non-CEO NEOs [Member] | Fair value of awards that are granted and vested during the covered year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 1,388,190

[1]	PEO 1 refers to Birger Steen, our current PEO, and PEO 2 refers to Tom Einar Jensen. Amounts represent CAP to our CEO(s) and the average CAP to our remaining NEOs for the relevant year, as determined under SEC rules and described below, which includes the following individuals for each year:
[2]	SEC rules require certain adjustments be made to the Summary Compensation Table (“SCT”) totals to determine CAP as reported in the Pay versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO as realized income, but rather is a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date. The unvested equity values are computed in accordance with the methodology used for financial reporting purposes. The following table details these adjustments. The Company offers neither a defined benefit pension plan nor dividends, so no adjustment for those items is included in the table below.
[3]	TSR is determined based on the end of the year value of $100 invested for the period from July 8, 2021 (the first date our stock began trading on the NYSE) through the end of the listed fiscal year. Peer group companies that began trading after July 8, 2021 were added to the peer group in the subsequent year of its listing. The peer group TSR is the 17 company peer group identified in the CD&A.
[4]	The amounts in this column represent the Company’s disclosed net loss for each reported year.